CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 29, 2017	Dec. 30, 2016
Current assets:
Cash	$ 14,424,000	$ 22,668,000
Accounts receivable, net of allowance for doubtful accounts of $369,000 and $785,000 at December 29, 2017 and December 30, 2016, respectively	38,441,000	30,285,000
Costs and estimated earnings in excess of billings on uncompleted contracts	24,732,000	18,988,000
Other receivables	1,833,000	699,000
Prepaid expenses and other current assets	3,760,000	2,601,000
Total current assets	83,190,000	75,241,000
Equipment and leasehold improvements, net	5,306,000	4,511,000
Goodwill	38,184,000	21,947,000
Other intangible assets, net	10,666,000	5,941,000
Other assets	826,000	707,000
Total assets	138,172,000	108,347,000
Current liabilities:
Accounts payable	20,826,000	17,395,000
Accrued liabilities	23,293,000	19,049,000
Contingent consideration payable	4,246,000	1,925,000
Billings in excess of costs and estimated earnings on uncompleted contracts	7,321,000	8,377,000
Notes payable	383,000	3,972,000
Capital lease obligations	289,000	334,000
Total current liabilities	56,358,000	51,052,000
Contingent consideration payable	5,062,000	2,537,000
Notes payable	2,500,000	2,074,000
Capital lease obligations, less current portion	160,000	210,000
Deferred lease obligations	614,000	714,000
Deferred income taxes, net	2,463,000	1,842,000
Other noncurrent liabilities	363,000
Total liabilities	67,520,000	58,429,000
Commitments and contingencies
Stockholders' equity:
Preferred stock, $0.01 par value, 10,000,000 shares authorized, no shares issued and outstanding
Common stock, $0.01 par value, 40,000,000 shares authorized; 8,799,000 and 8,348,000 shares issued and outstanding at December 29, 2017 and December 30, 2016, respectively	88,000	83,000
Additional paid-in capital	50,976,000	42,376,000
Retained earnings	19,588,000	7,459,000
Total stockholders' equity	70,652,000	49,918,000
Total liabilities and stockholders' equity	$ 138,172,000	$ 108,347,000